Exhibit 99.1

Data Compare Summary (Total)

Run Date - 5/17/2022 10:37:55 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	36	418	8.61%	510
Amortization Term	14	267	5.24%	510
Amortization Type	0	259	0.00%	510
Appraisal As-Is Value	11	16	68.75%	510
Appraisal Date	45	56	80.36%	510
Appraisal Effective Date	0	1	0.00%	510
Appraised Value	6	59	10.17%	510
As-Is Value Used For LTV Calculation	2	115	1.74%	510
Asset Total Balance	3	3	100.00%	510
Available for Reserves	3	3	100.00%	510
Balloon Flag	64	201	31.84%	510
Borrower First Name	145	204	71.08%	510
Borrower Full Name	108	364	29.67%	510
Borrower Last Name	234	245	95.51%	510
Borrower SSN	3	4	75.00%	510
City	26	467	5.57%	510
Coborrower First Name	2	3	66.67%	510
Coborrower Last Name	2	3	66.67%	510
Coborrower SSN	1	1	100.00%	510
Contract Sales Price	60	117	51.28%	510
Cost Basis	1	24	4.17%	510
First Interest Rate Change Date	3	71	4.23%	510
First Payment Date	1	455	0.22%	510
Flood Insurance Annual Premium	28	41	68.29%	510
Guarantor 1 Last Name	3	3	100.00%	510
Hazard Insurance Annual Premium	20	41	48.78%	510
Hazard Insurance Monthly Premium	9	40	22.50%	510
Index Type	4	73	5.48%	510
Interest Collection Type	1	2	50.00%	510
Interest Only	1	354	0.28%	510
Interest Only Period	1	64	1.56%	510
Interest Rate Change Frequency	3	71	4.23%	510
Interest Rate Initial Cap	8	60	13.33%	510
Interest Rate Initial Floor	63	74	85.14%	510
Interest Rate Life Cap	6	106	5.66%	510
Interest Rate Life Floor	5	25	20.00%	510
Interest Rate Life Max	0	4	0.00%	510
Interest Rate Life Min	0	4	0.00%	510
Interest Rate Periodic Cap	6	41	14.63%	510
Interest Rate Periodic Floor	1	5	20.00%	510
Investor: Qualifying Total Debt Ratio	11	35	31.43%	510
Lien Position	0	325	0.00%	510
Lookback Period	0	8	0.00%	510
LTV Valuation Value	8	74	10.81%	510
Margin	8	106	7.55%	510
Maturity Date	20	480	4.17%	510
MERS Min Number	21	42	50.00%	510
Monthly HOA Dues	8	14	57.14%	510
Monthly Taxes	2	11	18.18%	510
Next Interest Rate Change Date	0	4	0.00%	510
Note Date	4	342	1.17%	510
Occupancy	0	265	0.00%	510
Original As-Is LTV	1	4	25.00%	510
Original CLTV	3	216	1.39%	510
Original Interest Rate	80	494	16.19%	510
Original Interest Rate Period	0	4	0.00%	510
Original Loan Amount	3	458	0.66%	510
Original LTV	27	451	5.99%	510
Original P&I	36	134	26.87%	510
Original PITI	13	25	52.00%	510
Original PITIA	44	62	70.97%	510
Original Term	3	250	1.20%	510
Origination Channel	178	231	77.06%	510
Payment Frequency	0	14	0.00%	510
Prepayment Penalty	0	234	0.00%	510
Prepayment Penalty Period (months)	4	225	1.78%	510
Prepayment Terms	11	23	47.83%	510
Property Type	67	429	15.62%	510
Purpose	20	510	3.92%	510
Refi Purpose	22	320	6.88%	510
Representative FICO	22	456	4.82%	510
Rounding Factor	3	14	21.43%	510
State	12	432	2.78%	510
Street	152	420	36.19%	510
Subject Debt Service Coverage Ratio	11	115	9.57%	510
Total Cash-out	6	7	85.71%	510
Total PITIA	20	114	17.54%	510
Zip	9	422	2.13%	510
Total	1,758	12,134	14.49%	510